Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities consist of the following:

	As of December 31
	2018	2019
	RMB	RMB
Funds payable to financial institution partners*	7,490	95,643
Accrued marketing expense	113,568	45,616
Accrued collection service fee	15,005	35,358
Accrued technical services expense	16,510	20,945
Accrued payment channel expenses	25,728	18,620
Accrued professional service fee	16,441	16,270
Others	27,777	55,173

	222,519	287,625

*	The balance of payable mainly includes funds received from borrowers but not yet transferred to the institutional funding partners due to the settlement time lag.